Document and Entity Information	Nov. 15, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 15, 2023
Entity Registrant Name	GOLDMAN SACHS BDC, INC.
Entity Incorporation State Country Code	DE
Entity File Number	814-00998
Entity Tax Identification Number	46-2176593
Entity Address Address Line 1	200 West Street
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10282
City Area Code	312
Local Phone Number	655-4419
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	GSBD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001572694